361 Managed Futures Strategy Fund
SUMMARY SECTION - 361 MANAGED FUTURES STRATEGY FUND

Investment Objective
The 361 Managed Futures Strategy Fund (the “Managed Futures Fund”) seeks positive absolute returns that have a low correlation to the returns of broad stock and bond markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Futures Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Managed Futures Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 25 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 361 Managed Futures Strategy Fund (USD $)	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases	5.75%		none
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)	1.00%	[1]	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%		2.00%
Wire fee	20		20
Retirement account fees (annual maintenance and redemption requests)	15		15
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 361 Managed Futures Strategy Fund		Class A Shares	Class I Shares
Management fees		1.50%	1.50%
Distribution and/or service (12b-1) fees		0.25%	none
Shareholder servicing fee		0.15%	0.15%
All other expenses		1.10%	1.10%
Other expenses	[1]	1.25%	1.25%
Acquired fund fees and expenses	[2]	0.23%	0.23%
Total annual fund operating expenses		3.23%	2.98%
Fee waiver and/or expense reimbursement	[3]	(0.60%)	(0.60%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[3]	2.63%	2.38%
[1]	These expenses are estimated for the current fiscal year.
[2]	Estimated fees and expenses to be incurred indirectly by the Managed Futures Fund as a result of investing in exchange-traded funds or other investment companies as of the date of the Prospectus.
[3]	The Advisor has contractually agreed to waive its fees and/or pay for expenses of the Managed Futures Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short sales, brokerage commissions, front-end or contingent deferred loads, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.40% and 2.15% of the average daily net assets of the Managed Futures Fund's Class A and Class I shares, respectively. This agreement is effective until February 28, 2013, and may be terminated by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Managed Futures Fund, subject to certain limitations, for fees it waived and Managed Futures Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement.

Example

This example is intended to help you compare the costs of investing in the Managed Futures Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Managed Futures Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Managed Futures Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example 361 Managed Futures Strategy Fund (USD $)	1 Year	3 Years
Class A Shares	826	1,460
Class I Shares	241	865

Portfolio Turnover

The Managed Futures Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Managed Futures Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Managed Futures Fund’s performance. The Managed Futures Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

In pursuing the Managed Futures Fund’s investment objective, the Advisor uses quantitative models to identify when to purchase and sell specific investments for the Fund. The Advisor’s uses these models for the purpose of seeking to achieve favorable returns for the Managed Futures Fund from short-term movements in various U.S. and foreign markets. The Advisor may also use other quantitative models that focus on longer term market trends rather than on identifying short-term purchase and sale opportunities. The Advisor may also base purchase and sale decisions for the Managed Future Fund on its judgment regarding various market and economic factors rather than its quantitative models.

In pursuing its investment strategy, the Managed Futures Fund will seek to establish both long and short positions in futures contracts on various U.S. and foreign equity indices. However, the Advisor’s quantitative models will identify periods during which the Fund should not enter into futures contracts. Accordingly, there will be significant periods of time during which the Fund will not hold any long or short futures positions. The Managed Futures Fund will be required to use a portion of its assets as margin for the Fund’s futures positions. The amount of margin will be based on the notional value of the futures contracts held by the Managed Futures Fund. Assets of the Managed Futures Fund not invested in futures or used as margin will generally be invested in liquid instruments, including principally shares of ETFs and exchange traded notes (“ETNs”) that seek to provide exposure to various fixed income and equity indices. The Managed Futures Fund may hold such liquid instruments during periods when the Fund is already invested in futures positions to the extent dictated by its investment strategy, when the Fund is not invested in futures positions, or as needed to comply with current SEC guidance relating to asset coverage for derivatives investments held by investment companies. As a result, a substantial portion of the Managed Futures Fund’s portfolio will be invested in instruments other than futures contracts. While those other investments will contribute to the Managed Futures Fund’s performance, the Advisor expects that over time any futures positions held by the Fund will contribute substantially to the Fund’s performance.

The Managed Futures Fund may also write put and call options and purchase put and call options on futures, securities indices and shares of ETFs. The Managed Futures Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust the risk and return of its overall investment positions. Futures contracts and put and call options are among the types of instruments commonly referred to as derivatives.

The Managed Futures Fund may take temporary defensive positions when the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Managed Futures Fund’s investment objective. When the Managed Futures Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

The Managed Futures Fund is “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Principal Risks

The Managed Futures Fund’s principal risks are described below. Before you decide whether to invest in the Managed Futures Fund, carefully consider these risk factors and special considerations associated with investing in the Managed Futures Fund, which may cause investors to lose money.

·	Derivatives risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices. The primary types of derivatives in which the Managed Futures Fund currently contemplates investing are futures contracts, put options and call options. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Managed Futures Fund may not correlate with the underlying instrument or the Managed Futures Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Managed Futures Fund’s performance.

·	ETF risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

·	ETN risk. ETNs are debt securities that are traded on stock exchanges and generally track specified market indices. An ETN’s value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

·	Leveraging risk. Certain transactions the Managed Futures Fund may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Managed Futures Fund’s investments and make the Managed Futures Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

·	Asset segregation risk. As a series of an investment company registered with the SEC, the Managed Futures Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives and short sales. The Managed Futures Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Managed Futures Fund’s investment in such investments) even if they are covered.

·	Government Intervention and Regulatory Changes. The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Managed Futures Fund or investments made by the Managed Futures Fund.

In addition, the Fund has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. The Commodity Futures Trading Commission (the “CFTC”) has proposed amending this exclusion and, in the future, the Fund may not be able to rely on this exclusion.

·	Market risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

·	Equity risk. The value of the equity securities held by the Managed Futures Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Managed Futures Fund participate, or factors relating to specific companies in which the Managed Futures Fund invests.

·	Short sales risk. In connection with establishing a short position in a security or index, the Managed Futures Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Managed Futures Fund replaces the security or closes out the position, the Managed Futures Fund will experience a loss.

·	Portfolio turnover risk. The Managed Futures Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Active and frequent trading may lead to a greater proportion of the Managed Futures Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Managed Futures Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading would also result in transaction costs, which could detract from the Managed Futures Fund’s performance.

·	Foreign investment risk. To the extent the Managed Futures Fund has investment exposure to foreign markets, the Managed Futures Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

·	Currency risk. Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.

·	Management and strategy risk. Investment strategies employed by the Advisor in selecting investments for the Managed Futures Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·	No Operating History. The Managed Futures Fund is a newly organized, non-diversified, series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

·	Non-diversification risk. Because the Managed Futures Fund may invest a relatively high percentage of its assets in a limited number of positions, the Managed Futures Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

Because the Managed Futures Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Managed Futures Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Dec 21, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan 23, 2012
Effective Date	dei_DocumentEffectiveDate	Jan 23, 2012
Prospectus Date	rr_ProspectusDate	Dec 15, 2011
361 Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading
SUMMARY SECTION - 361 MANAGED FUTURES STRATEGY FUND

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The 361 Managed Futures Strategy Fund (the “Managed Futures Fund”) seeks positive absolute returns that have a low correlation to the returns of broad stock and bond markets.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Futures Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Managed Futures Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 25 of the Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Managed Futures Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Managed Futures Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Managed Futures Fund’s performance. The Managed Futures Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Managed Futures Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated fees and expenses to be incurred indirectly by the Managed Futures Fund as a result of investing in exchange-traded funds or other investment companies as of the date of the Prospectus.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Managed Futures Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Managed Futures Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Managed Futures Fund’s operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In pursuing the Managed Futures Fund’s investment objective, the Advisor uses quantitative models to identify when to purchase and sell specific investments for the Fund. The Advisor’s uses these models for the purpose of seeking to achieve favorable returns for the Managed Futures Fund from short-term movements in various U.S. and foreign markets. The Advisor may also use other quantitative models that focus on longer term market trends rather than on identifying short-term purchase and sale opportunities. The Advisor may also base purchase and sale decisions for the Managed Future Fund on its judgment regarding various market and economic factors rather than its quantitative models.

In pursuing its investment strategy, the Managed Futures Fund will seek to establish both long and short positions in futures contracts on various U.S. and foreign equity indices. However, the Advisor’s quantitative models will identify periods during which the Fund should not enter into futures contracts. Accordingly, there will be significant periods of time during which the Fund will not hold any long or short futures positions. The Managed Futures Fund will be required to use a portion of its assets as margin for the Fund’s futures positions. The amount of margin will be based on the notional value of the futures contracts held by the Managed Futures Fund. Assets of the Managed Futures Fund not invested in futures or used as margin will generally be invested in liquid instruments, including principally shares of ETFs and exchange traded notes (“ETNs”) that seek to provide exposure to various fixed income and equity indices. The Managed Futures Fund may hold such liquid instruments during periods when the Fund is already invested in futures positions to the extent dictated by its investment strategy, when the Fund is not invested in futures positions, or as needed to comply with current SEC guidance relating to asset coverage for derivatives investments held by investment companies. As a result, a substantial portion of the Managed Futures Fund’s portfolio will be invested in instruments other than futures contracts. While those other investments will contribute to the Managed Futures Fund’s performance, the Advisor expects that over time any futures positions held by the Fund will contribute substantially to the Fund’s performance.

The Managed Futures Fund may also write put and call options and purchase put and call options on futures, securities indices and shares of ETFs. The Managed Futures Fund may purchase or write options in combination with each other (simultaneously writing call options and purchasing put options) to adjust the risk and return of its overall investment positions. Futures contracts and put and call options are among the types of instruments commonly referred to as derivatives.

The Managed Futures Fund may take temporary defensive positions when the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Managed Futures Fund’s investment objective. When the Managed Futures Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

The Managed Futures Fund is “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Managed Futures Fund’s principal risks are described below. Before you decide whether to invest in the Managed Futures Fund, carefully consider these risk factors and special considerations associated with investing in the Managed Futures Fund, which may cause investors to lose money.

·	Derivatives risk. Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices. The primary types of derivatives in which the Managed Futures Fund currently contemplates investing are futures contracts, put options and call options. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Managed Futures Fund may not correlate with the underlying instrument or the Managed Futures Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Managed Futures Fund’s performance.

·	ETF risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

·	ETN risk. ETNs are debt securities that are traded on stock exchanges and generally track specified market indices. An ETN’s value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

·	Leveraging risk. Certain transactions the Managed Futures Fund may undertake, including futures contracts and short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Managed Futures Fund’s investments and make the Managed Futures Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein.

·	Asset segregation risk. As a series of an investment company registered with the SEC, the Managed Futures Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives and short sales. The Managed Futures Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Managed Futures Fund’s investment in such investments) even if they are covered.

·	Government Intervention and Regulatory Changes. The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Managed Futures Fund or investments made by the Managed Futures Fund.

In addition, the Fund has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. The Commodity Futures Trading Commission (the “CFTC”) has proposed amending this exclusion and, in the future, the Fund may not be able to rely on this exclusion.

·	Market risk. The market value of a security or instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

·	Equity risk. The value of the equity securities held by the Managed Futures Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Managed Futures Fund participate, or factors relating to specific companies in which the Managed Futures Fund invests.

·	Short sales risk. In connection with establishing a short position in a security or index, the Managed Futures Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Managed Futures Fund replaces the security or closes out the position, the Managed Futures Fund will experience a loss.

·	Portfolio turnover risk. The Managed Futures Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Active and frequent trading may lead to a greater proportion of the Managed Futures Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Managed Futures Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading would also result in transaction costs, which could detract from the Managed Futures Fund’s performance.

·	Foreign investment risk. To the extent the Managed Futures Fund has investment exposure to foreign markets, the Managed Futures Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

·	Currency risk. Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.

·	Management and strategy risk. Investment strategies employed by the Advisor in selecting investments for the Managed Futures Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·	No Operating History. The Managed Futures Fund is a newly organized, non-diversified, series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

·	Non-diversification risk. Because the Managed Futures Fund may invest a relatively high percentage of its assets in a limited number of positions, the Managed Futures Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Managed Futures Fund, carefully consider these risk factors and special considerations associated with investing in the Managed Futures Fund, which may cause investors to lose money.
Nondiversified	rr_RiskNondiversifiedStatus	Non-diversification risk. Because the Managed Futures Fund may invest a relatively high percentage of its assets in a limited number of positions, the Managed Futures Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Because the Managed Futures Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Managed Futures Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Managed Futures Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Managed Futures Fund has been in operation for one calendar year.
361 Managed Futures Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMFQX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst361_WireFee	20
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.15%
All other expenses	rr_Component3OtherExpensesOverAssets	1.10%
Other expenses	rr_OtherExpensesOverAssets	1.25%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.23%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[4]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.63%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	826
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,460
361 Managed Futures Strategy Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMFZX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of the net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	imst361_WireFee	20
Retirement account fees (annual maintenance and redemption requests)	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.15%
All other expenses	rr_Component3OtherExpensesOverAssets	1.10%
Other expenses	rr_OtherExpensesOverAssets	1.25%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[4]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.38%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	241
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	865

[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	These expenses are estimated for the current fiscal year.
[3]	Estimated fees and expenses to be incurred indirectly by the Managed Futures Fund as a result of investing in exchange-traded funds or other investment companies as of the date of the Prospectus.
[4]	The Advisor has contractually agreed to waive its fees and/or pay for expenses of the Managed Futures Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short sales, brokerage commissions, front-end or contingent deferred loads, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 2.40% and 2.15% of the average daily net assets of the Managed Futures Fund's Class A and Class I shares, respectively. This agreement is effective until February 28, 2013, and may be terminated by the Trust's Board of Trustees. The Advisor is permitted to seek reimbursement from the Managed Futures Fund, subject to certain limitations, for fees it waived and Managed Futures Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement.